Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Operating Activities:
Net income	$ 468.1	$ 14.5	$ 42.7
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	159.0	63.1	13.1
Amortization of films and television programs and program rights	1,641.7	1,414.0	1,029.1
Interest on dissenting shareholders' liability	56.5	15.5	0.0
Amortization of debt discount and financing costs	14.3	12.9	9.2
Non-cash share-based compensation	88.4	76.9	77.9
Other non-cash items	20.1	4.3	2.0
Distribution from equity method investee	0.0	14.0	0.0
Gain on Starz investment	0.0	(20.4)	0.0
Loss on extinguishment of debt	35.7	40.4	0.0
Equity interests loss (income)	52.8	(10.7)	(44.2)
Gain on sale of equity interest in EPIX	(201.0)	0.0	0.0
Impairment of long-term investments and other assets	29.2	0.0	0.0
Deferred income tax benefit	(299.5)	(163.4)	(85.1)
Changes in operating assets and liabilities:
Restricted cash	2.8	0.1	(0.4)
Accounts receivable, net and other assets	(8.6)	(87.8)	(158.3)
Investment in films and television programs and program rights, net	(1,526.4)	(1,092.0)	(1,066.4)
Accounts payable and accrued liabilities	(181.7)	152.9	28.9
Participations and residuals	62.6	205.3	134.9
Film obligations	5.1	17.1	(30.7)
Deferred revenue	(29.9)	(98.1)	28.3
Net Cash Flows Provided By (Used In) Operating Activities	389.2	558.6	(19.0)
Investing Activities:
Proceeds from the sale of equity method investee, net of transaction costs	393.7	0.0	0.0
Investment in equity method investees	(53.4)	(20.6)	(16.8)
Distributions from equity method investee	0.0	3.1	0.0
Business acquisitions, net of cash acquired of $18.7, $73.5, and $15.8 in 2018, 2017 and 2016, respectively (see Note 2)	(1.8)	(1,102.6)	(126.9)
Capital expenditures	(45.9)	(25.2)	(18.4)
Net Cash Flows Provided By (Used In) Investing Activities	292.6	(1,145.3)	(162.1)
Financing Activities:
Debt - borrowings	3,712.6	4,002.8	629.5
Debt - repayments	(4,335.7)	(2,766.9)	(444.5)
Production loans - borrowings	319.7	296.0	572.6
Production loans - repayments	(332.8)	(632.6)	(483.1)
Repurchase of common shares	0.0	0.0	(73.2)
Dividends paid	0.0	(26.8)	(47.5)
Distributions to noncontrolling interest	(8.2)	(6.9)	0.0
Exercise of stock options	44.9	25.4	6.1
Tax withholding required on equity awards	(22.9)	(40.9)	(24.2)
Net Cash Flows Provided By (Used In) Financing Activities	(622.4)	850.1	135.7
Net Change In Cash And Cash Equivalents	59.4	263.4	(45.4)
Foreign Exchange Effects on Cash	(3.2)	0.8	0.4
Cash and Cash Equivalents - Beginning Of Period	321.9	57.7	102.7
Cash and Cash Equivalents - End Of Period	$ 378.1	$ 321.9	$ 57.7